Current and Deferred Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current tax	$ (13,593)	$ (3,672)	$ (8,135)
Deferred tax	(3,706)	2,700	4,463
Income taxes	$ (17,299)	$ (972)	$ (3,672)